June 2020
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Edward Przybycien
Account Administrator
312-332-7535
Edward.Przybycien@usbank.com
http://pivot.usbank.com/
190 S. LaSalle St. 7th Fl.
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Barclays Bank PLC
Mortgage Loan Seller:
Natixis Real Estate Capital LLC
Mortgage Loan Seller:
Redwood Commercial Mortgage Corporation
Mortgage Loan Seller:
UBS Real Estate Securities Inc.
Depositor:
Barclay's Commercial Mortgage Securities LLC
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Custodian:
U.S. Bank National Association
Master Servicer:
Midland Loan Services, a Division of PNC Bank, National
Association
Special Servicer:
Rialto Capital Advisors, LLC
Operating Advisor:
Park Bridge Lender Services LLC
Swap Counterparty:
Deutsche Bank AG, New York Branch
Payment Date:
Jun 12, 2020
Prior Payment:
May 12, 2020
Next Payment:
Jul 10, 2020
Record Date:
May 29, 2020
Determination Date:
Jun 8, 2020
First Payment Date:
May 10, 2013
Closing Date:
Apr 25, 2013
Cut-off Date:
Apr 1, 2013
Final Distribution Date:
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Supplemental Information

Statement to Certificateholders

REO Status Report

REO Additional Detail

Bond/Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

Historical Liquidation Loss Loan Detail

Historical Loan Modification Report

Historical Loan Modification Report

Interest Adjustment Reconciliation

Defeased Loan Detail

Appraisal Reduction Report

Loan Level Detail

Material Breaches and Document Defects

Delinquency Summary Report

Mortgage Loan Characteristics

June 2020
SUPPLEMENTAL INFORMATION
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Notice Date
Notes
June 12, 2020
Included in this period's interest distribution are amounts received on behalf of the Trust in respect of a claim or claims submitted in connection with one or more settlements in the class action case captioned Alaska Electrical Pension Fund, et al. v. Bank of America,
N.A., et al., 14-cv-7126 (JMF) (the "ISDAfix Class Action"). The ISDAfix Class Action concerned claims that certain defendants engaged in anticompetitive acts that affected the market for ISDAfix Instruments (as that term is defined in the ISDAfix Class Action complaint) in violation of Section 1 of the Sherman Act, 15 U.S.C. § 1. U.S. Bank National Association, on behalf of the Trust, and/or the Trust, were parties to one or more ISDAfix Instruments qualifying for payment under the terms of the relevant settlement(s). More information concerning the settlements can be found on a website established by the ISDAfix Class Action claims administrator at
https://www.isdafixantitrustsettlement.com/.

June 2020
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass
Through Certificates, Series 2013-C6
Next
Exchangeable
Pass-Through
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
A-1
0.8022%
0.8022%
65,700,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
2.0668%
2.0668%
43,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
2.9707%
2.9707%
155,000,000.00
154,800,180.42
0.00
383,220.75
383,220.75
0.00
154,800,180.42
A-4
3.2443%
3.2443%
461,130,000.00
461,130,000.00
0.00
1,246,703.38
1,246,703.38
0.00
461,130,000.00
A-SB
2.7877%
2.7877%
87,000,000.00
46,880,256.65
1,475,229.30
108,906.74
1,584,136.04
0.00
45,405,027.35
A-S
3.4688%
3.4688%
111,734,000.00
111,734,000.00
0.00
322,985.75
322,985.75
0.00
111,734,000.00
X-A
1.2555%
1.1109%
1,018,564,000.00
869,421,967.01
0.00
909,614.28
909,614.28
0.00
867,946,737.71
X-B
0.4699%
0.3773%
140,883,000.00
140,883,000.00
0.00
55,166.65
55,166.65
0.00
140,883,000.00
X-C
0.9512%
0.8074%
87,444,979.00
87,444,979.00
0.00
69,316.25
69,316.25
0.00
87,444,979.00
A-3FL*
0.9880%
0.9805%
95,000,000.00
94,877,529.94
0.00
80,719.69
80,719.69
0.00
94,877,529.94
100.00%
B
3.8751%
3.8751%
90,683,000.00
90,683,000.00
0.00
292,838.08
292,838.08
0.00
90,683,000.00
C
4.1732%
4.0294%
50,200,000.00
50,200,000.00
0.00
174,579.75
174,579.75
0.00
50,200,000.00
D
4.4512%
4.3074%
48,580,000.00
48,580,000.00
0.00
180,200.26
180,200.26
0.00
48,580,000.00
E
3.5000%
3.5000%
25,910,000.00
25,910,000.00
0.00
75,570.83
75,570.83
0.00
25,910,000.00
F
3.5000%
3.5000%
19,432,000.00
19,432,000.00
0.00
56,676.67
56,676.67
0.00
19,432,000.00
G
3.5000%
3.5000%
42,102,979.00
42,102,979.00
0.00
118,070.60
118,070.60
0.00
42,102,979.00
R
0.0000%
0.0000%
100.00
100.00
0.00
0.00
0.00
0.00
100.00
LR
0.0000%
0.0000%
100.00
100.00
0.00
0.00
0.00
0.00
100.00
Totals:
1,295,471,979.00 1,146,329,946.01
1,475,229.30
4,074,569.68
5,549,798.98
0.00 1,144,854,716.71
*The Exchange/Exchangeable Certificates
PAYMENT DETAIL

June 2020
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass
Through Certificates, Series 2013-C6
Next
Exchangeable
Pass-Through
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
A-3FX*
3.2070%
3.2070%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
Totals:
0.00
0.00
0.00
0.00
0.00
0.00
0.00
*The Exchange/Exchangeable Certificates
EXCHANGEABLE CERTIFICATE DETAIL

June 2020
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass
Through Certificates, Series 2013-C6
Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
90349GBC8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-2
90349GBD6
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-3
90349GBE4
0.99871084
0.00000000
2.47239194
2.47239194
0.00000000
0.99871084
A-4
90349GBF1
1.00000000
0.00000000
2.70358333
2.70358333
0.00000000
1.00000000
A-SB
90349GBG9
0.53885352
16.95665862
1.25180161
18.20846023
0.00000000
0.52189687
A-S
90349GBH7
1.00000000
0.00000000
2.89066667
2.89066667
0.00000000
1.00000000
X-A
90349GAG0
0.85357618
0.00000000
0.89303596
0.89303596
0.00000000
0.85212784
X-B
90349GAJ4
1.00000000
0.00000000
0.39157776
0.39157776
0.00000000
1.00000000
X-C
90349GAM7
1.00000000
0.00000000
0.79268416
0.79268416
0.00000000
1.00000000
A-3FL*
90349GAC9
0.99871084
0.00000000
0.84968095
0.84968095
0.00000000
0.99871084
B
90349GAN5
1.00000000
0.00000000
3.22925002
3.22925002
0.00000000
1.00000000
C
90349GAQ8
1.00000000
0.00000000
3.47768426
3.47768426
0.00000000
1.00000000
D
90349GAS4
1.00000000
0.00000000
3.70935076
3.70935076
0.00000000
1.00000000
E
90349GAU9
1.00000000
0.00000000
2.91666654
2.91666654
0.00000000
1.00000000
F
90349GAX3
1.00000000
0.00000000
2.91666684
2.91666684
0.00000000
1.00000000
G
90349GAZ8
1.00000000
0.00000000
2.80432888
2.80432888
0.00000000
1.00000000
R
90349GBA2
1.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1.00000000
LR
90349GBB0
1.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1.00000000
A-3FX*
90349GAA3
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
*The Exchange/Exchangeable Certificates
FACTOR DETAIL

June 2020
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass
Through Certificates, Series 2013-C6
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Ending
Realized
Class
Balance
Principal
Principal
Loss
Balance
Loss
A-1
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
A-3
154,800,180.42
0.00
0.00
0.00
154,800,180.42
0.00
A-4
461,130,000.00
0.00
0.00
0.00
461,130,000.00
0.00
A-SB
46,880,256.65
1,475,229.30
0.00
0.00
45,405,027.35
0.00
A-S
111,734,000.00
0.00
0.00
0.00
111,734,000.00
0.00
A-3FL*
94,877,529.94
0.00
0.00
0.00
94,877,529.94
0.00
B
90,683,000.00
0.00
0.00
0.00
90,683,000.00
0.00
C
50,200,000.00
0.00
0.00
0.00
50,200,000.00
0.00
D
48,580,000.00
0.00
0.00
0.00
48,580,000.00
0.00
E
25,910,000.00
0.00
0.00
0.00
25,910,000.00
0.00
F
19,432,000.00
0.00
0.00
0.00
19,432,000.00
0.00
G
42,102,979.00
0.00
0.00
0.00
42,102,979.00
0.00
Totals:
1,146,329,946.01
1,475,229.30
0.00
0.00
1,144,854,716.71
0.00
*The Exchange/Exchangeable Certificates
PRINCIPAL DETAIL

June 2020
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass
Through Certificates, Series 2013-C6
Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Reimbursement
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
of Realized Loss
Shortfall
Charges
Amount
Shortfall
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
383,220.75
0.00
0.00
0.00
0.00
383,220.75
0.00
A-4
1,246,703.38
0.00
0.00
0.00
0.00
1,246,703.38
0.00
A-SB
108,906.74
0.00
0.00
0.00
0.00
108,906.74
0.00
A-S
322,985.75
0.00
0.00
0.00
0.00
322,985.75
0.00
X-A
909,614.28
0.00
0.00
0.00
0.00
909,614.28
0.00
X-B
55,166.65
0.00
0.00
0.00
0.00
55,166.65
0.00
X-C
69,316.25
0.00
0.00
0.00
0.00
69,316.25
0.00
A-3FL*
80,719.69
0.00
0.00
0.00
0.00
80,719.69
0.00
B
292,838.08
0.00
0.00
0.00
0.00
292,838.08
0.00
C
174,579.75
0.00
0.00
0.00
0.00
174,579.75
0.00
D
180,200.26
0.00
0.00
0.00
0.00
180,200.26
0.00
E
75,570.83
0.00
0.00
0.00
0.00
75,570.83
0.00
F
56,676.67
0.00
0.00
0.00
0.00
56,676.67
0.00
G
122,800.36
0.00
0.00
4,729.76
0.00
118,070.60
89,367.61
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
LR
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
4,079,299.44
0.00
0.00
4,729.76
0.00
4,074,569.68
89,367.61
*The Exchange/Exchangeable Certificates
INTEREST DETAIL

UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass
Through Certificates, Series 2013-C6
June 2020
Interest
Fees
Scheduled Interest
4,274,464.10
Master Servicing Fee
20,556.36
Interest Adjustments
0.00
Trustee/Certificate Administrator Fee
542.96
Deferred Interest
0.00
Operating Advisor Fee
1,224.85
Net Prepayment Shortfall
0.00
Special Servicing Fee
3,713.04
Net Prepayment Interest Excess
0.00
Workout Fee
305.64
Interest Reserve Deposit/Withdrawal
0.00
Liquidation Fee
0.00
Libor Settlement(ISDAFix)
531.16
Special Serv Fee plus Adj.
0.00
Interest Collections
4,274,995.26
Miscellaneous Fee
0.00
Fee Distributions
26,342.85
Principal
Scheduled Principal
1,475,229.30
Unscheduled Principal
0.00
Additional Trust Fund Expenses
Principal Adjustments
0.00
Reimbursed for Interest on Advances
1,242.22
Principal Collections
1,475,229.30
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Additional Trust Fund Expenses
1,242.22
Other
Yield Maintenance
0.00
Payments to Certificateholders
Swap Counterparty
0.00
Interest Distribution
4,074,569.68
Other Collections
0.00
Principal Distribution
1,475,229.30
Yield Maintenance
0.00
Swap Counterparty
172,840.50
Payments to Certificateholders
5,722,639.48
Total Collection
5,750,224.56
Total Distribution
5,750,224.55
RECONCILIATION OF FUNDS
Funds Collection
Funds Distribution

UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass
Through Certificates, Series 2013-C6
June 2020
Interest Accrual Period:
May 1-May 31
Mortgage Loans
Trust
Interest
Current LIBOR:
0.1980%
Losses
Fund Expenses
Shortfalls
Next LIBOR:
0.1905%
Current Collection Period
0.00
0.00
0.00
Stated Principal Balance
Aggregate for All
Beginning
Ending
Prior Collection Periods
0.00
3,555.40
0.00
1,146,329,946.69
1,144,854,717.39
Swap Counterparty
Cert Administrator Account
Termination Payment
0.00
Beg Balance Withdraw/Deposit
End Balance
Interest Reserve
0.00
0.00
0.00
Payment in connection with
Floating Rate
172,840.50
(172,840.50)
0.00
acquisition of replacement Swap Agreement
0.00
Excess Liquidation Proceeds
0.00
0.00
0.00
Disclosable Special Servicer Fees
Mortgage Pool
Commission
0.00
Available Funds
5,750,224.56
Brokerage Fee
0.00
Class A-3FL Available Funds
80,719.69
Rebate
0.00
Shared Fee
0.00
P&I Advances:
Master
Special
Other
0.00
Servicer
Servicer
Trustee
Total P&I Advance
0.00
0.00
0.00
Controlling Class:
G
Total Current Advances
0.00
0.00
0.00
Controlling Class (Class G) Representative: RREF CMBS AIV, LP c/o Rialto Capital Advisors, LLC
Aggregate Cert Balance of Control
Cumulative Advances
2,414,451.82
0.00
0.00
Eligible Certs:
87,444,979.00
Interest on Advances
1,242.22
0.00
0.00
Principal Distribution Amount
1,475,229.30
ADDITIONAL RECONCILIATION DETAIL

UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass
Through Certificates, Series 2013-C6
June 2020
Count
Balance
Count
Balance
ADDITIONAL LOAN DETAIL
(Foreclosure Proceedings Commenced, but not REO Property)
Specially Serviced Loans that are not Delinquent
Current but not Specially Serviced Loans

UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass
Through Certificates, Series 2013-C6
June 2020
Proceeds of Any
Liquidation
Other
Portion Included
Asset Number
Repurchase
Proceeds
Amounts
in Avail Funds
ADDITIONAL LOAN DETAIL
Or Otherwise Liquidated Or Disposed During Relating Collection Period
Mortgage Loans Repurchased By Mortgage Loan Seller

UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass
Through Certificates, Series 2013-C6
June 2020
Rule 15Ga-1
Most Recent
Loan ID
Asset Name
Asset Originator
Ending Balance
Appraisal
Form ABS-15G - Reference
Mortgage Loan Seller
ABS-15G file Reference
SEC Central Index Key (if applicable)
UBS Real Estate Securities Inc.
2/6/2020
Barclays Bank PLC
5/7/2020
Redwood Commercial Mortgage Corporation
2/6/2020
Natixis Real Estate Capital LLC
2/12/2020
Barclays Commercial Mortgage Securities LLC
5/7/2020
ADDITIONAL LOAN DETAIL
Repurchase/Replacement
Status
1541886
312070
1567746
1542256
1541480

June 2020
REO STATUS REPORT
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

June 2020
ADDITIONAL RECONCILIATION DETAIL
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Loan ID
REO Property with Final Recovery Determination
Liq Proceeds and
other Amts Rec'd
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

June 2020
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
A
B
C
D
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E

June 2020
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
4
35,781,049.36
112,553,826.94
2
0
0.00
0
0
0.00
0
0.00
Jun 2020
0.00
9.8%
3.1%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
May 2020
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Apr 2020
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Mar 2020
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
1
2,464,602.04
0.2%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Feb 2020
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
11,413,974.40
0
0
0.00
0
0
0.00
0
0.00
Jan 2020
0.00
1.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Dec 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Nov 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
11,511,050.26
0
0
0.00
0
0
0.00
0
0.00
Oct 2019
0.00
1.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Sep 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Aug 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jul 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jun 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
May 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Apr 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

June 2020
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
Count:
Totals:
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

June 2020
HISTORICAL LOAN MODIFICATION REPORT
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance

June 2020
HISTORICAL LOAN MODIFICATION REPORT
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Old P&I
Modified
Note Rate
Modified
Payment
Amount
Old
Maturity
Date
Maturity Date
Total Months for
Change of
Modification
Modification Code
*
*Modification Code: 1 = Maturity Date Extension; 2 = Amortization Change; 3 = Principal Write-Off; 4 =Not Used; 5 = Temporary Rate Reduction;
6 = Capitalization on Interest; 7 = Capitalization on Taxes; 8 = Other; 9 = RCombination; 10 = Forbearance.

June 2020
INTEREST ADJUSTMENT RECONCILIATION
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
0.00
0.00
305.64
0.00
0.00
0.00
0.00
0.00
0.00
5,066,402.74
0.00
0.00
30291591
636.14
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2,949,550.17
0.00
0.00
30291638
0.00
0.00
0.00
0.00
0.00
0.00
458.37
0.00
0.00
20,596,752.16
0.00
0.00
30291848
1,645.05
0.00
0.00
0.00
0.00
0.00
146.47
0.00
0.00
11,247,791.17
0.00
0.00
30291926
0.00
0.00
0.00
0.00
0.00
0.00
625.24
0.00
0.00
7,680,543.07
0.00
0.00
30291934
0.00
0.00
0.00
0.00
0.00
0.00
12.14
0.00
0.00
12,091,001.67
0.00
0.00
30291943
1,431.85
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
6,632,904.40
0.00
0.00
30292029
66,264,945.38
Count:
Totals:
7
3,713.04
0.00
305.64
0.00
0.00
0.00
1,242.22
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
5,260.90
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

June 2020
DEFEASED LOAN DETAIL
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Loan ID
5,723,962.30
12/05/2022
4.03
F
30291479
13,560,917.18
12/05/2022
4.41
F
30291480
5,066,402.74
01/06/2023
4.84
F
30291591
1,633,503.42
01/06/2023
4.60
F
30291622
4,249,879.05
01/06/2023
4.41
F
30291688
11,226,104.02
02/06/2023
4.60
F
30291823
6,044,735.38
02/06/2023
4.44
F
30291850
4,166,018.12
03/06/2023
4.52
F
30291925
3,331,491.15
03/06/2023
4.81
F
30291941
70,307,478.61
04/06/2023
4.46
F
30292014
3,818,107.03
04/06/2023
5.07
F
30292049
7,957,261.40
03/06/2023
4.47
F
30304824
6,338,765.16
04/06/2023
4.56
F
30304832
143,424,625.56
Count:
Totals:
13
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.

June 2020
APPRAISAL REDUCTION REPORT
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

June 2020
LOAN LEVEL DETAIL
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
30291254
Lodging
FL
10/05/22
N
29,262,760.90
213,152.02
0.00
06/05/20
0.00
0
133,159.05
0.00
5.270
1.82
30291479
Mobile Home
WI
12/05/22
N
5,723,962.30
32,083.47
0.00
06/05/20
0.00
0
19,881.39
0.00
4.025
0.00
30291480
Multifamily
TX
12/05/22
N
13,560,917.18
75,202.77
0.00
06/05/20
0.00
0
51,587.26
0.00
4.410
0.00
30291585
Warehouse
FL
12/06/22
N
4,604,243.93
24,526.79
0.00
06/06/20
0.00
0
16,783.28
0.00
4.226
3.87
12/31/19
30291591
Multifamily
07/18/16 TX
01/06/23
N
5,066,402.74
30,563.95
0.00
06/06/20
0.00
0
21,146.15
0.00
4.838
0.00
30291622
Self Storage
NH
01/06/23
N
1,633,503.42
11,233.90
0.00
06/06/20
0.00
0
6,493.50
0.00
4.603
0.00
30291638
Retail
05/04/20 SC
01/06/23
N
2,949,550.17
17,826.99
0.00
03/06/20
0.00
2
12,362.92
0.00
4.859
1.54
12/31/19
30291653
Self Storage
NJ
01/06/23
N
872,907.76
5,251.79
0.00
06/06/20
0.00
0
3,621.16
0.00
4.809
3.53
12/31/19
30291686
Multifamily
MI
01/06/23
N
2,832,321.04
18,987.30
0.00
06/06/20
0.00
0
10,429.85
0.00
4.264
2.99
12/31/19
30291688
Multifamily
MI
01/06/23
N
4,249,879.05
28,816.81
0.00
06/06/20
0.00
0
16,203.33
0.00
4.415
0.00
30291689
Lodging
IN
01/06/23
N
4,819,676.49
33,161.89
0.00
06/06/20
0.00
0
19,186.18
0.00
4.610
3.30
12/31/19
30291690
Industrial
NY
01/06/23
N
2,819,348.11
16,563.97
0.00
06/06/20
0.00
0
11,067.90
0.00
4.550
2.82
12/31/19
30291730
Multifamily
TX
01/06/23
N
7,566,959.87
43,012.37
0.00
06/06/20
0.00
0
27,397.53
0.00
4.196
2.46
12/31/19
30291752
Retail
TN
02/06/23
N
4,842,083.07
27,372.78
0.00
06/06/20
0.00
0
17,377.05
0.00
4.159
1.73
12/31/19
30291753
Retail
GA
02/06/23
N
6,423,830.69
36,314.55
0.00
06/06/20
0.00
0
23,053.55
0.00
4.159
1.85
12/31/19
30291791
Retail
CA
02/01/23
N
6,877,192.98
21,642.05
0.00
06/01/20
0.00
0
21,642.05
0.00
3.655
3.85
12/31/19
30291811
Self Storage
TX
02/06/23
N
4,595,109.31
25,504.83
0.00
06/06/20
0.00
0
16,749.75
0.00
4.225
1.72
12/31/19
30291823
Multifamily
CA
02/06/23
N
11,226,104.02
66,150.40
0.00
06/06/20
0.00
0
44,577.51
0.00
4.603
0.00
30291848
Mixed Use
PA
02/06/23
N
20,596,752.16
135,826.36
0.00
06/06/20
0.00
0
72,709.54
0.00
4.087
2.62
12/31/19
30291850
Multifamily
TX
02/06/23
N
6,044,735.38
33,796.18
0.00
06/06/20
0.00
0
23,133.55
0.00
4.437
0.00
30291854
Self Storage
XX
02/06/23
N
3,449,495.83
21,676.26
0.00
06/06/20
0.00
0
15,793.77
0.00
5.308
2.14
12/31/19
30291855
Self Storage
CO
02/06/23
N
4,113,871.47
24,794.39
0.00
06/06/20
0.00
0
17,203.96
0.00
4.848
1.96
12/31/19
30291864
Retail
NY
02/06/23
N
125,850,000.00
433,916.82
0.00
05/06/20
0.00
B
433,916.82
0.00
4.004
4.09
12/31/19
30291882
Self Storage
NJ
02/06/23
N
3,339,102.86
20,437.56
0.00
06/06/20
0.00
0
14,450.00
0.00
5.017
2.70
12/31/19
30291883
Retail
GU
03/06/23
N
53,061,369.69
329,225.65
0.00
06/06/20
0.00
0
237,709.30
0.00
5.194
1.52
12/31/19
30291916
Retail
06/01/20 FL
03/01/23
N
43,000,000.00
143,778.86
0.00
04/01/20
0.00
1
143,778.86
0.00
3.883
5.53
12/31/19
30291917
Retail
FL
03/01/23
N
52,000,000.00
173,872.11
0.00
04/01/20
0.00
1
173,872.11
0.00
3.883
5.53
12/31/19
30291925
Multifamily
WA
03/06/23
N
4,166,018.12
24,294.67
0.00
06/06/20
0.00
0
16,237.44
0.00
4.518
0.00
30291926
Lodging
04/23/18 CA
03/06/23
N
11,247,791.17
76,140.56
0.00
05/06/20
0.00
B
43,493.14
0.00
4.478
0.00
30291927
Multifamily
NY
03/06/23
N
10,920,922.54
64,555.78
0.00
04/06/20
0.00
1
43,938.94
0.00
4.664
1.88
12/31/19
30291928
Multifamily
TX
03/05/23
N
3,093,212.44
19,141.12
0.00
06/05/20
0.00
0
13,778.67
0.00
5.164
2.72
12/31/19
30291929
Retail
CA
02/01/23
N
63,122,807.02
198,643.09
0.00
06/01/20
0.00
0
198,643.09
0.00
3.655
3.85
12/31/19
30291934
Lodging
TX
03/06/23
N
7,680,543.07
54,922.02
0.00
05/06/20
0.00
A
34,559.21
0.00
5.212
1.91
12/31/19
30291935
Retail
TX
03/06/20
03/10/20
30291941
Self Storage
NM
03/06/23
N
3,331,491.15
19,963.71
0.00
06/06/20
0.00
0
13,828.57
0.00
4.812
0.00
30291942
Office
FL
03/03/18
12/10/17
30291943
Retail
NY
03/06/23
N
12,091,001.67
68,360.30
0.00
05/06/20
0.00
B
43,687.94
0.00
4.188
1.34
12/31/19
30291950
Lodging
FL
03/06/23
N
32,831,499.19
223,469.72
0.00
03/06/20
0.00
2
129,005.75
0.00
4.550
1.86
12/31/19
30291951
Retail
NY
03/06/23
N
65,000,000.00
252,182.85
0.00
06/06/20
0.00
0
252,182.85
0.00
4.506
1.95
12/31/19
30291952
Retail
NY
03/06/23
N
50,000,000.00
193,986.81
0.00
06/06/20
0.00
0
193,986.81
0.00
4.506
1.89
12/31/19
30291953
Retail
NY
03/06/23
N
45,000,000.00
174,588.12
0.00
06/06/20
0.00
0
174,588.12
0.00
4.506
1.66
12/31/19

June 2020
LOAN LEVEL DETAIL
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
30291961
Lodging
FL
03/06/18
01/11/18
30291962
Mixed Use
FL
03/06/23
N
20,205,585.72
122,067.15
0.00
06/06/20
0.00
0
85,411.01
0.00
4.900
1.36
12/31/19
30291970
Industrial
NJ
03/06/23
N
7,845,905.89
45,984.83
0.00
06/06/20
0.00
0
30,945.16
0.00
4.572
1.71
12/31/19
30292014
Office
PA
04/06/23
N
70,307,478.61
388,205.66
0.00
06/06/20
0.00
0
270,320.91
0.00
4.458
0.00
30292025
Lodging
NY
04/06/18
02/11/18
30292029
Lodging
03/19/20 MD
04/06/23
N
6,632,904.40
45,989.82
0.00
04/06/20
0.00
1
27,677.84
0.00
4.833
1.85
12/31/19
30292040
Industrial
MO
04/06/23
N
9,836,908.45
67,688.95
0.00
06/06/20
0.00
0
40,191.02
0.00
4.732
2.13
12/31/19
30292047
Lodging
FL
04/06/23
N
7,118,391.24
41,646.68
0.00
06/06/20
0.00
0
28,081.58
0.00
4.573
4.07
12/31/19
30292049
Retail
XX
04/06/23
N
3,818,107.03
33,514.96
0.00
06/06/20
0.00
0
16,732.58
0.00
5.067
0.00
30304815
Multifamily
TX
04/06/18
01/06/18
30304816
Self Storage
DC
04/06/23
N
6,928,507.28
39,214.82
0.00
06/06/20
0.00
0
25,228.25
0.00
4.220
1.94
12/31/19
30304817
Self Storage
DE
04/06/23
N
4,676,742.75
26,470.00
0.00
06/06/20
0.00
0
17,029.07
0.00
4.220
2.59
12/31/19
30304818
Multifamily
TN
04/06/23
N
13,888,431.70
74,998.34
0.00
06/06/20
0.00
0
50,557.83
0.00
4.220
2.04
12/31/19
30304819
Multifamily
AL
04/06/23
N
16,793,202.20
90,684.26
0.00
06/06/20
0.00
0
61,132.02
0.00
4.220
1.96
12/31/19
30304820
Multifamily
TN
04/06/23
N
16,883,975.95
91,174.45
0.00
06/06/20
0.00
0
61,462.46
0.00
4.220
1.89
12/31/19
30304821
Lodging
NY
02/06/23
N
7,001,450.12
48,790.56
0.00
05/06/20
0.00
B
29,126.41
0.00
4.818
1.24
12/31/19
30304822
Retail
NE
04/06/23
N
3,547,900.60
20,016.22
0.00
06/06/20
0.00
0
12,814.76
0.00
4.186
2.61
12/31/19
30304823
Retail
CA
02/06/23
N
4,733,605.93
26,007.88
0.00
06/06/20
0.00
0
18,595.98
0.00
4.555
1.33
12/31/19
30304824
Office
CA
03/06/23
N
7,957,261.40
46,198.75
0.00
06/06/20
0.00
0
30,688.53
0.00
4.470
0.00
30304825
Mixed Use
CT
02/06/23
N
9,637,908.11
66,361.80
0.00
06/06/20
0.00
0
38,760.57
0.00
4.657
1.50
12/31/19
30304826
Retail
NY
03/06/23
N
25,970,294.54
171,213.20
0.00
05/06/20
0.00
A
92,639.90
0.00
4.130
1.52
12/31/19
30304827
Retail
AL
03/06/23
N
5,680,338.79
30,546.82
0.00
06/06/20
0.00
0
20,394.40
0.00
4.162
1.57
09/30/19
30304828
Retail
GA
03/06/23
N
74,180,546.32
358,219.91
0.00
06/06/20
0.00
0
239,923.35
0.00
3.750
1.95
12/31/19
30304829
Self Storage
FL
04/06/23
N
2,455,717.00
14,606.13
0.00
06/06/20
0.00
0
10,063.15
0.00
4.750
3.56
12/31/19
30304830
Lodging
04/04/20 AR
04/06/23
N
4,138,968.03
28,563.42
0.00
06/06/20
0.00
0
17,048.11
0.00
4.770
2.06
12/31/19
30304831
Office
XX
04/06/23
N
7,179,698.40
41,410.30
0.00
06/06/20
0.00
0
27,380.13
0.00
4.420
2.40
30304832
Lodging
IN
04/06/23
N
6,338,765.16
43,039.84
0.00
06/06/20
0.00
0
24,933.94
0.00
4.555
0.00
30304833
Retail
AZ
02/06/23
N
7,952,925.63
46,968.06
0.00
06/06/20
0.00
0
31,993.99
0.00
4.663
2.13
12/31/19
30304834
Retail
IL
04/06/23
N
4,317,153.43
26,154.73
0.00
06/06/20
0.00
0
18,434.77
0.00
4.950
1.64
12/31/19
30304835
Multifamily
TX
04/06/23
N
6,591,415.19
39,531.44
0.00
06/06/20
0.00
0
27,521.61
0.00
4.840
1.99
12/31/19
30304836
Retail
CA
04/06/23
N
10,300,000.00
35,921.25
0.00
06/06/20
0.00
0
35,921.25
0.00
4.050
2.81
12/31/19
30304837
Office
FL
04/06/23
N
9,262,338.62
52,324.84
0.00
06/06/20
0.00
0
33,566.63
0.00
4.200
1.23
12/31/19
30304838
Office
OH
04/06/28
N
9,804,922.11
125,955.23
0.00
06/06/20
0.00
0
41,387.51
0.00
4.860
1.11
12/31/19
30304839
Mixed Use
CA
04/06/23
N
13,000,000.00
45,281.53
0.00
06/06/20
0.00
0
45,281.53
0.00
4.045
3.06
12/31/19
1,144,854,717.39
5,749,693.40
0.00
0.00
75
Totals:
Count:
4,274,464.10
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

June 2020
MATERIAL BREACHES AND DOCUMENT DEFECTS
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

June 2020
Delinquency Summary Report
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
64
996,519,841.09
87.04%
996,695,761.13
4
112,553,826.94
9.83%
112,633,832.47
2
35,781,049.36
3.13%
36,084,198.35
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
70
1,144,854,717.39
100.00%
1,145,413,791.95
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
64
996,519,841.09
87.04%
996,695,761.13
4
112,553,826.94
9.83%
112,633,832.47
2
35,781,049.36
3.13%
36,084,198.35
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
70
1,144,854,717.39
100.00%
1,145,413,791.95
Group 1
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

June 2020
MORTGAGE LOAN CHARACTERISTICS
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Count
Balance ($)
%
0M to 4.9M
23
$83,400,008.99
7.28%
10M to 14.9M
8
$96,235,168.28
8.41%
125M to 129.9M
1
$125,850,000.00
10.99%
15M to 19.9M
2
$33,677,178.15
2.94%
20M to 24.9M
2
$40,802,337.88
3.56%
25M to 29.9M
2
$55,233,055.44
4.82%
30M to 34.9M
1
$32,831,499.19
2.87%
40M to 44.9M
1
$43,000,000.00
3.76%
45M to 49.9M
1
$45,000,000.00
3.93%
50M to 54.9M
3
$155,061,369.69
13.54%
5M to 9.9M
22
$161,153,267.82
14.08%
60M to 64.9M
1
$63,122,807.02
5.51%
65M to 69.9M
1
$65,000,000.00
5.68%
70M to 74.9M
2
$144,488,024.93
12.62%
Total
70
$1,144,854,717.39
100.00%
Remaining Principal Balance
Count
Balance ($)
%
3.500% - 3.740%
2
$70,000,000.00
6.11%
3.750% - 3.990%
3
$169,180,546.32
14.78%
4.000% - 4.240%
20
$319,225,675.43
27.88%
4.250% - 4.490%
8
$123,380,082.23
10.78%
4.500% - 4.740%
17
$281,881,482.30
24.62%
4.750% - 4.990%
13
$77,482,339.29
6.77%
5.000% - 5.240%
5
$70,992,335.09
6.20%
5.250% - 5.490%
2
$32,712,256.73
2.86%
Total
70
$1,144,854,717.39
100.00%
Gross Rate
Total Weighted Average Rate: 4.33%

June 2020
MORTGAGE LOAN CHARACTERISTICS
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Count
Balance ($)
%
NEW YORK
9
$344,653,016.98
30.10%
FLORIDA
9
$200,740,536.60
17.53%
CALIFORNIA
8
$128,464,762.52
11.22%
PENNSYLVANIA
2
$90,904,230.77
7.94%
GEORGIA
2
$80,604,377.01
7.04%
TEXAS
8
$54,199,295.18
4.73%
GUAM
1
$53,061,369.69
4.63%
TENNESSEE
3
$35,614,490.72
3.11%
ALABAMA
2
$22,473,540.99
1.96%
VARIOUS
3
$14,447,301.26
1.26%
NEW JERSEY
3
$12,057,916.51
1.05%
INDIANA
2
$11,158,441.65
0.97%
MISSOURI
1
$9,836,908.45
0.86%
OHIO
1
$9,804,922.11
0.86%
CONNECTICUT
1
$9,637,908.11
0.84%
ARIZONA
1
$7,952,925.63
0.69%
MICHIGAN
2
$7,082,200.09
0.62%
DISTRICT OF COLUMBIA
1
$6,928,507.28
0.61%
MARYLAND
1
$6,632,904.40
0.58%
WISCONSIN
1
$5,723,962.30
0.50%
DELAWARE
1
$4,676,742.75
0.41%
ILLINOIS
1
$4,317,153.43
0.38%
WASHINGTON
1
$4,166,018.12
0.36%
ARKANSAS
1
$4,138,968.03
0.36%
COLORADO
1
$4,113,871.47
0.36%
NEBRASKA
1
$3,547,900.60
0.31%
NEW MEXICO
1
$3,331,491.15
0.29%
SOUTH CAROLINA
1
$2,949,550.17
0.26%
NEW HAMPSHIRE
1
$1,633,503.42
0.14%
Total
70
$1,144,854,717.39
100.00%
Geographic Distribution by State

June 2020
MORTGAGE LOAN CHARACTERISTICS
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Count
Balance ($)
%
Industrial
3
$20,502,162.45
1.79%
Lodging
10
$117,072,749.77
10.23%
Mixed Use
4
$63,440,245.99
5.54%
Mobile Home Park
1
$5,723,962.30
0.50%
Multifamily
14
$122,884,497.42
10.73%
Office
5
$104,511,699.14
9.13%
Retail
22
$670,718,707.56
58.59%
Self Storage
10
$35,396,448.83
3.09%
Warehouse
1
$4,604,243.93
0.40%
Total
70
$1,144,854,717.39
100.00%
Property Type
Count
Balance ($)
%
84 - 86
22
$241,774,453.78
21.12%
87 - 89
44
$849,928,379.30
74.24%
90 - 92
4
$53,151,884.31
4.64%
Total
70
$1,144,854,717.39
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 87

June 2020
MORTGAGE LOAN CHARACTERISTICS
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Count
Balance ($)
%
27 - 29
1
$29,262,760.90
2.56%
30 - 32
28
$346,506,646.64
30.27%
33 - 35
40
$759,280,387.74
66.32%
93 - 95
1
$9,804,922.11
0.86%
Total
70
$1,144,854,717.39
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 33
Count
Balance ($)
%
0.500 - 0.990
1
$7,680,543.07
0.67%
1.000 - 1.490
10
$169,798,057.38
14.83%
1.500 - 1.990
30
$454,945,570.51
39.74%
2.000 - 2.490
9
$125,352,153.07
10.95%
2.500 - 2.990
8
$54,097,021.22
4.73%
3.000 - 3.490
2
$15,832,321.04
1.38%
3.500 - 3.990
3
$7,932,868.69
0.69%
4.000 - 4.490
4
$202,968,391.24
17.73%
4.500 - 4.990
2
$95,000,000.00
8.30%
5.500 - 5.990
1
$11,247,791.17
0.98%
Total
70
$1,144,854,717.39
100.00%
DSCR
Total Weighted Average DSCR: 2.53

June 2020
MORTGAGE LOAN CHARACTERISTICS
UBS-Barclays Commercial Mortgage Trust 2013-C6
Commercial Mortgage Pass-Through Certificates
Count
Balance ($)
%
Amortizing Balloon
48
$429,627,209.98
37.53%
Full Amortizing
1
$9,804,922.11
0.86%
Other
21
$705,422,585.30
61.62%
Total
70
$1,144,854,717.39
100.00%
Amortization Type